INVENTORIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Cost of sales excluding depletion, depreciation and amortization	$ (1,042.4)	$ (1,029.0)
Inventory write-down	$ 11.2	$ 0.4